Derivative Financial Instruments - Fair Value Measurements (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Aug. 15, 2013	May 31, 2013	Jun. 06, 2012	Feb. 03, 2012
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of convertible notes beginning balance	$ 0	$ 0	$ 1,586,109
Fair value of convertible notes payable				820,202	0	0
Fair value of convertible notes payable, change in derivative fair value	765,907	0
Fair value of convertible notes ending balance	$ 0	$ 0	$ 1,586,109